UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
Check here if Amendment[ ]; Amendment Number:___________
    This Amendment (Check only one): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Monetta Financial Services, Inc.
Address:  1776-A S. Naperville Road
          Suite 100
          Wheaton, IL 60189

Form 13F File Number:  028-02784

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, ant that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Bacarella
Title:  President
Phone:  630-462-9800

Signature, Place, and Date of Signing




/s/ Robert Bacarella      Wheaton, IL   August 2, 2012

Report Type (Check only one):

  [X] 13F HOLDING REPORT.
  [ ] 13F NOTICE.
  [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
              None



Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 80

Form 13F Information Table Value Total: $75,376

List of Other Included Managers:   Monetta Funds




                                TITLE OF             VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          CLASS     CUSIP     (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3D Systems Corp                COM        88554D205      649    19000 SH       SOLE                    19000
Amarin Corporation PLC         COM        023111206     1200    83000 SH       SOLE                    83000
Amazon.Com, Inc.               COM        023135106     1827     8000 SH       SOLE                     8000
American Intl Group, Inc.      COM        026874784      802    25000 SH       SOLE                    25000
Apple, Inc.                    COM        037833100     2570     4400 SH       SOLE                     4400
Baidu, Inc. SP ADR             COM        056752108      805     7000 SH       SOLE                     7000
Bank of America Corp           COM        060505104     2536   310000 SH       SOLE                   310000
Barrick Gold Corp.             COM        067901108      564    15000 SH       SOLE                    15000
Boeing Company                 COM        097023105      520     7000 SH       SOLE                     7000
Broadcom Corporation           COM        111320107      676    20000 SH       SOLE                    20000
CSX Corporation                COM        126408103      492    22000 SH       SOLE                    22000
Caterpillar, Inc.              COM        149123101      849    10000 SH       SOLE                    10000
Celgene Corp.                  COM        151020104      642    10000 SH       SOLE                    10000
Cerner Corporation             COM        156782104      827    10000 SH       SOLE                    10000
Chicago Bridge & Iron          COM        167250109      531    14000 SH       SOLE                    14000
Cisco Systems Inc.             COM        17275R102      515    30000 SH       SOLE                    30000
Comcast Corp. - CL A           COM        20030N101      480    15000 SH       SOLE                    15000
Cummins Inc.                   COM        231021106     1066    11000 SH       SOLE                    11000
Deere & Company                COM        244199105     1092    13500 SH       SOLE                    13500
DirecTV - CL A                 COM        25490A101      683    14000 SH       SOLE                    14000
Dollar Tree Inc.               COM        256746108      495     9200 SH       SOLE                     9200
Dr. Pepper Snapple Group Inc   COM        26138E109      437    10000 SH       SOLE                    10000
EOG Resources Inc              COM        26875P101      541     6000 SH       SOLE                     6000
Estee Lauder Cos Inc           COM        518439104      352     6500 SH       SOLE                     6500
Expedia, Inc.                  COM        30212P303      793    16500 SH       SOLE                    16500
Exxon Mobil Corporation        COM        30231G102      265     3100 SH       SOLE                     3100
FedEx Corp.                    COM        31428X106     1054    11500 SH       SOLE                    11500
Ford Motor Company             COM        345370860     1582   165000 SH       SOLE                   165000
Forest Laboratories Inc.       COM        345838106      525    15000 SH       SOLE                    15000
Goldman Sachs Group Inc        COM        38141G104      863     9000 SH       SOLE                     9000
Google, Inc.                   COM        38259P508     1624     2800 SH       SOLE                     2800
Harley-Davidson, Inc.          COM        412822108      274     6000 SH       SOLE                     6000
Home Depot Inc.                COM        437076102      371     7000 SH       SOLE                     7000
Ingersoll-Rand Co.             COM        G47791101      506    12000 SH       SOLE                    12000
Intel Corporation              COM        458140100     1199    45000 SH       SOLE                    45000
JPMorgan Chase & Co            COM        46625H100     1572    44000 SH       SOLE                    44000
Kimberly-Clark Corp.           COM        494368103      335     4000 SH       SOLE                     4000
Las Vegas Sands Corp.          COM        517834107      783    18000 SH       SOLE                    18000
Lennar Corp cl A               COM        526057104     1196    38700 SH       SOLE                    38700
LinkedIn Corp - Cl A           COM        53578A108      478     4500 SH       SOLE                     4500
MGM Mirage, Inc.               COM        552953101     1004    90000 SH       SOLE                    90000
Mastercard, Inc.               COM        57636Q104     2151     5000 SH       SOLE                     5000
McDonald's Corp.               COM        580135101      531     6000 SH       SOLE                     6000
Microsoft Corporation          COM        594918104     1377    45000 SH       SOLE                    45000
Monsanto Co                    COM        61166W101      579     7000 SH       SOLE                     7000
National Oilwell-Varco, Inc.   COM        637071101      773    12000 SH       SOLE                    12000
Nike, Inc. - CL B              COM        654106103      202     2300 SH       SOLE                     2300
O'Reilly Automotive, Inc.      COM        67103H107      251     3000 SH       SOLE                     3000
PPG Industries Inc.            COM        693506107      849     8000 SH       SOLE                     8000
PepsiCo, Inc.                  COM        713448108     1237    17500 SH       SOLE                    17500
Pfizer Inc.                    COM        717081103      414    18000 SH       SOLE                    18000
Praxair, Inc.                  COM        74005P104      544     5000 SH       SOLE                     5000
Priceline.com Inc.             COM        741503403     1063     1600 SH       SOLE                     1600
Qualcomm Inc.                  COM        747525103      668    12000 SH       SOLE                    12000
Red Hat, Inc.                  COM        756577102      650    11500 SH       SOLE                    11500
Schlumberger Ltd.              COM        806857108      649    10000 SH       SOLE                    10000
Skyworks Solutions Inc         COM        83088M102      835    30500 SH       SOLE                    30500
Starbucks Corporation          COM        855244109      640    12000 SH       SOLE                    12000
Synovus Financial Corp         COM        87161C105       99    50000 SH       SOLE                    50000
T Rowe Price Group Inc         COM        74144T108      315     5000 SH       SOLE                     5000
TJX Companies Inc.             COM        872540109      343     8000 SH       SOLE                     8000
The Coca-Cola Co.              COM        191216100      469     6000 SH       SOLE                     6000
The Walt Disney Co.            COM        254687106      970    20000 SH       SOLE                    20000
Ulta Salon Cosmetics & Fragran COM        90384S303      280     3000 SH       SOLE                     3000
UnitedHealth Group, Inc.       COM        91324P102      819    14000 SH       SOLE                    14000
VISA, Inc. - CL A              COM        92826C839      742     6000 SH       SOLE                     6000
Wal-Mart Stores, Inc.          COM        931142103      349     5000 SH       SOLE                     5000
WellPoint, Inc.                COM        94973V107      765    12000 SH       SOLE                    12000
Whole Foods Market Inc         COM        966837106      286     3000 SH       SOLE                     3000
Yum! Brands, Inc.              COM        988498101      322     5000 SH       SOLE                     5000
eBay Inc.                      COM        278642103     1680    40000 SH       SOLE                    40000
Financial Select Sector SPDR F COM        81369Y605      149    10200 SH       SOLE                    10200
SPDR Trust Series 1            COM        78462F103     6268    46000 SH       SOLE                    46000
Vanguard Growth ETF            COM        922908736     1632    24000 SH       SOLE                    24000
Vanguard Large-Cap ETF         COM        922908637     1615    26000 SH       SOLE                    26000
Vanguard S&P 500               COM        922908413     1619    26000 SH       SOLE                    26000
Vanguard Value ETF             COM        922908744     1622    29000 SH       SOLE                    29000
iShares S&P 100 Index Fund     COM        464287101     1437    23000 SH       SOLE                    23000
iShares S&P 500 Growth Index   COM        464287309      368     5000 SH       SOLE                     5000
iShares S&P 500 Index Fund     COM        464287200     4239    31000 SH       SOLE                    31000

Total                                                 75,376
